Note 6 - Accounts Payable and Accrued Liabilities (Details Textual) - CAD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Statement Line Items [Line Items]
Write-off of trade payables	$ 0	$ 184,813
Gain (loss) on forgiveness of debt		$ 184,813